VESSELS AND EQUIPMENT, NET - Schedule of Market Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
2019 Carrying value	$ 1,369,665	$ 1,535,757
Golar Winter
Property, Plant and Equipment [Line Items]
2018 Market value	164,000
2019 Carrying value	204,000
Deficit	(40,000)
NR Satu
Property, Plant and Equipment [Line Items]
2018 Market value	115,000
2019 Carrying value	149,000
Deficit	(34,000)
Methane Princess
Property, Plant and Equipment [Line Items]
2018 Market value	63,000
2019 Carrying value	108,000
Deficit	(45,000)
Golar Maria
Property, Plant and Equipment [Line Items]
2018 Market value	82,000
2019 Carrying value	172,000
Deficit	(90,000)
Golar Grand
Property, Plant and Equipment [Line Items]
2018 Market value	84,000
2019 Carrying value	102,000
Deficit	(18,000)
Golar Mazo
Property, Plant and Equipment [Line Items]
2018 Market value	51,000
2019 Carrying value	128,000
Deficit	(77,000)
Golar Igloo
Property, Plant and Equipment [Line Items]
2018 Market value	261,000
2019 Carrying value	263,000
Deficit	$ (2,000)